INVESTMENTS (Details 2) - 12 months ended Dec. 31, 2021	USD ($)	CAD ($)
Number of Warrants
Balance-December 31, 2020		$ 0
Warrants on investment		32,500,000
Change in fair value		0
Balance-December 31, 2021		32,500,000
Warrant Liability
Beginning Balance		0
Change in fair value		(1,149,000)
Ending Balance69	$ 1,625
Investments
Warrant Liability
Warrants on investment		$ 2,774,000